Share-Based Payments - Summary of Options - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation costs related to awards not yet recognised	$ 19.7	$ 17.5	$ 20.8
Share based compensation recognition period	4 years
Ordinary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unexercised options and shares, percent	0.80%
Top of range [member] | Ordinary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of ordinary shares that can be issued	44,166,676
Maximum number of shares that can be issued to an individual	4,416,668